Note 12 Non-cash Transactions	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Note 12 Non-cash Transactions

Investing and financing activities that do not have a direct impact on current cash flows are excluded from the statements of cash flows. However, the accrued Dividends Payable on the re-categorized Preferred Shares are included. During the Nine month Quarter period ended September 30, 2010, the Company recognized preferred share dividends payable of $434,761 (for the same period during 2010: $390,408).

During the three month Third Quarter ended September 30, 2011, the Company recognized preferred share dividends payable of $148,451 (for the same period during 2010: $133,560).